GREENBERG TRAURIG, LLP
                                MetLife Building
                           200 Park Avenue, 15th Floor
                            New York, New York 10166

Spencer G. Feldman
212-801-9221
e-mail: feldmans@gtlaw.com


                                                                    May 16, 2005

VIA EDGAR


U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      OmniCorder Technologies, Inc.
                  Amendment No. 2 to Registration Statement on Form SB-2

Ladies and Gentlemen:

         On behalf of OmniCorder Technologies, Inc., a Delaware corporation (the "Company"), we hereby submit in electronic format for filing with the U.S. Securities and Exchange Commission (the "Commission"), pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 101(a)(1)(i) of Regulation S-T, one complete copy of the Company's Amendment No. 2 Registration Statement on Form SB-2 (the "Registration Statement") for the registration of 3,500,000 subscription rights and 3,500,000 shares of the Company's Common Stock, par value $.001 per share, together with one complete copy of the exhibits listed in the Registration Statement as filed therewith.

         Should any member of the Commission's staff have any questions concerning the enclosed materials or desire any further information or clarification in respect of the Registration Statement, please do not hesitate to contact me (tel: 212-801-9221) or Richard Rosier of this office (tel:
212-801-6849).

                                                          Very truly yours,

                                                          /s/ Spencer G. Feldman

                                                          SPENCER G. FELDMAN

Enclosures